Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Class A [Member]
Numerator:
Net Income (loss)	$ 794,806			$ 1,049,870
Denominator:
Weighted Average Ordinary Shares	12,168,875			9,143,464
Basic net income per ordinary shares	$ 0.07			$ 0.11
Class B [Member]
Numerator:
Net Income (loss)	$ 322,368	$ (1,089)	$ (1,427)	$ 566,718
Denominator:
Weighted Average Ordinary Shares	4,935,622	1,390,110	698,895	4,935,622
Basic net income per ordinary shares	$ 0.07			$ 0.11